Income Taxes - Schedule of Income Tax Benefit or Expense, by Jurisdiction (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	$ 245,190		$ 352,968		$ 201,276
Deferred income tax expense (benefit)	(66,035)	[1]	7,782	[1]	75,354	[1]
Total income tax expense	179,155	[1]	360,750	[1]	276,630	[1]
Russia [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	239,714		323,134		195,529
Deferred income tax expense (benefit)	15,553		17,683		34,106
Switzerland [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	(3,604)		7,512		921
Deferred income tax expense (benefit)	1,434		(999)		(2,822)
Romania [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	(94)		1,153		80
Deferred income tax expense (benefit)	(14,450)		(592)		(794)
Lithuania [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)
Deferred income tax expense (benefit)	(116)		234		48
Kazakhstan [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	1,395		5,783		531
Deferred income tax expense (benefit)	(8,853)		(10,546)		55,964
USA [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	8		31
Deferred income tax expense (benefit)	(54,773)		2,052		(8,007)
Other [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	7,771		15,355		4,215
Deferred income tax expense (benefit)	$ (4,830)		$ (50)		$ (3,141)

[1]	See Note 19